SCHEDULE OF CONSOLIDATES THE POSITION OF THE STOCK OPTIONS GRANTED RELATED TO STRATEGIC CONSULTANTS (Details) - shares						3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 23, 2024	Jul. 03, 2024	Apr. 15, 2024	Dec. 15, 2023	Apr. 28, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Outstanding						792,908	770,884		542,334	792,908			770,884	542,334
Number of stock options, Granted						602,487	158,235	111,191	70,925	4,592,428	3,913,694	6,518,044	364,099	370,365
Cancelled													84,314
Exercised													(51,235)	(86,547)
Number of stock options, Outstanding beginning balance						770,884		542,334					542,334	258,516
Granted													(84,314)
Number of stock options, Outstanding ending balance						792,908	770,884		542,334	792,908			770,884	542,334
Consultant A [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						64,815
Outstanding						9,259	9,259			9,259			9,259
Number of stock options, Granted
Cancelled
Percentage of the total						3.70%
Exercised						(55,556)
Number of stock options, Outstanding beginning balance						9,259
Granted
Number of stock options, Outstanding ending balance						9,259	9,259			9,259			9,259
Consultant B [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						64,814
Outstanding						55,555	55,555			55,555			55,555
Number of stock options, Granted
Cancelled
Percentage of the total						22.00%
Exercised						(9,259)
Number of stock options, Outstanding beginning balance						55,555
Granted
Number of stock options, Outstanding ending balance						55,555	55,555			55,555			55,555
Consultant C [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						55,555
Outstanding						11,111	11,111			11,111			11,111
Number of stock options, Granted
Cancelled
Percentage of the total						4.40%
Exercised						(44,444)
Number of stock options, Outstanding beginning balance						11,111
Granted
Number of stock options, Outstanding ending balance						11,111	11,111			11,111			11,111
Consultant D [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						44,444
Outstanding						44,444	44,444			44,444			44,444
Number of stock options, Granted
Cancelled
Percentage of the total						17.60%
Exercised
Number of stock options, Outstanding beginning balance						44,444
Granted
Number of stock options, Outstanding ending balance						44,444	44,444			44,444			44,444
Consultant E [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						23,889
Outstanding						40,556	23,889			40,556			23,889
Number of stock options, Granted						16,667
Cancelled
Percentage of the total						16.10%
Exercised
Number of stock options, Outstanding beginning balance						23,889
Granted
Number of stock options, Outstanding ending balance						40,556	23,889			40,556			23,889
Consultant F [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						3,704
Outstanding						20,371	3,704			20,371			3,704
Number of stock options, Granted						16,667
Cancelled
Percentage of the total						8.10%
Exercised
Number of stock options, Outstanding beginning balance						3,704
Granted
Number of stock options, Outstanding ending balance						20,371	3,704			20,371			3,704
Consultant G [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						14,815
Outstanding
Number of stock options, Granted
Cancelled
Percentage of the total						0.00%
Exercised						(14,815)
Number of stock options, Outstanding beginning balance
Granted
Number of stock options, Outstanding ending balance
Consultant H [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						14,815
Outstanding						14,815	14,815			14,815			14,815
Number of stock options, Granted
Cancelled
Percentage of the total						5.90%
Exercised
Number of stock options, Outstanding beginning balance						14,815
Granted
Number of stock options, Outstanding ending balance						14,815	14,815			14,815			14,815
Consultant I [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						12,963
Outstanding						12,963	12,963			12,963			12,963
Number of stock options, Granted
Cancelled
Percentage of the total						5.10%
Exercised
Number of stock options, Outstanding beginning balance						12,963
Granted
Number of stock options, Outstanding ending balance						12,963	12,963			12,963			12,963
Consultant J [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						12,963
Outstanding						2,407	2,407			2,407			2,407
Number of stock options, Granted
Cancelled
Percentage of the total						1.00%
Exercised						(10,556)
Number of stock options, Outstanding beginning balance						2,407
Granted
Number of stock options, Outstanding ending balance						2,407	2,407			2,407			2,407
Consultant K [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						9,259
Outstanding
Number of stock options, Granted
Cancelled
Percentage of the total						0.00%
Exercised						(9,259)
Number of stock options, Outstanding beginning balance
Granted
Number of stock options, Outstanding ending balance
Consultant L [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						7,407
Outstanding						7,407	7,407			7,407			7,407
Number of stock options, Granted
Cancelled
Percentage of the total						2.90%
Exercised
Number of stock options, Outstanding beginning balance						7,407
Granted
Number of stock options, Outstanding ending balance						7,407	7,407			7,407			7,407
Consultant M [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						6,481
Outstanding						6,481	6,481			6,481			6,481
Number of stock options, Granted
Cancelled
Percentage of the total						2.60%
Exercised
Number of stock options, Outstanding beginning balance						6,481
Granted
Number of stock options, Outstanding ending balance						6,481	6,481			6,481			6,481
Consultant N [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						6,481
Outstanding						6,481	6,481			6,481			6,481
Number of stock options, Granted
Cancelled
Percentage of the total						2.60%
Exercised
Number of stock options, Outstanding beginning balance						6,481
Granted
Number of stock options, Outstanding ending balance						6,481	6,481			6,481			6,481
Consultant O [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						4,457
Outstanding						4,457	4,457			4,457			4,457
Number of stock options, Granted
Cancelled
Percentage of the total						1.80%
Exercised
Number of stock options, Outstanding beginning balance						4,457
Granted
Number of stock options, Outstanding ending balance						4,457	4,457			4,457			4,457
Consultant P [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						3,704
Outstanding						3,704	3,704			3,704			3,704
Number of stock options, Granted
Cancelled
Percentage of the total						1.50%
Exercised
Number of stock options, Outstanding beginning balance						3,704
Granted
Number of stock options, Outstanding ending balance						3,704	3,704			3,704			3,704
Consultant Q [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						3,704
Outstanding						3,704	3,704			3,704			3,704
Number of stock options, Granted
Cancelled
Percentage of the total						1.50%
Exercised
Number of stock options, Outstanding beginning balance						3,704
Granted
Number of stock options, Outstanding ending balance						3,704	3,704			3,704			3,704
Other Consultant [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						10,577
Outstanding						8,725	9,342			8,725			9,342
Number of stock options, Granted
Cancelled						617
Percentage of the total						3.50%
Exercised						(1,235)
Number of stock options, Outstanding beginning balance						9,342
Granted						(617)
Number of stock options, Outstanding ending balance						8,725	9,342			8,725			9,342
Strategic Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount						364,847
Outstanding						252,440	219,723			252,440			219,723
Number of stock options, Granted	86,852	74,073	7,427	18,716	3,704	33,334
Cancelled						617
Percentage of the total						100.00%
Exercised						(145,124)
Number of stock options, Outstanding beginning balance						219,723
Granted						(617)
Number of stock options, Outstanding ending balance						252,440	219,723			252,440			219,723